CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income (loss)	$ 52,741	$ 77,622	$ 59,190
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	21,477	21,146	21,054
Equity in (earnings) losses of joint ventures	(6,078)	(17,938)	(5,139)
Changes in accrued interest income on advances to joint ventures	(295)	(273)	3,955
Amortization of deferred debt issuance cost and fair value of debt assumed	2,361	700	828
Amortization in revenue for above market contract	3,631	3,631	3,631
Expenditure for drydocking	(3,107)	0	0
Gain (loss) on debt extinguishment	(1,030)	0	0
Changes in accrued interest expense	2,246	(605)	218
Receipts from repayment of principal on direct financing lease	4,168	0	0
Unrealized foreign exchange losses (gains)	360	181	908
Gain (loss) on the settlement of the derivatives	(199)	0	0
Proceeds from settlement of derivatives	1,398	0	0
Unrealized loss (gain) on derivative instruments	21	(4,681)	(2,463)
Non-cash revenue: tax paid directly by charterer	(867)	(852)	(861)
Non-cash income tax expense: tax paid directly by charterer	867	852	861
Deferred tax expense and provision for tax uncertainty	3,707	5,272	1,614
Issuance of units for Board of Directors' fees	194	200	189
Other adjustments	512	472	632
Changes in working capital:
Trade receivables	543	6,344	(1,035)
Inventory	183	22	29
Prepaid expenses and other receivables	(2,081)	(72)	188
Trade payables	(10)	155	(804)
Amounts due to owners and affiliates	244	842	(628)
Value added and withholding tax liability	2,827	4,257	4,519
Accrued liabilities and other payables	1,439	(5,594)	(6,939)
Net cash provided by (used in) operating activities	85,252	91,681	79,947
INVESTING ACTIVITIES
Expenditure for purchase of Hoegh Grace entities	0	0	(137,475)
Cash acquired in the purchase of the Hoegh Grace entities	0	0	3,793
Decrease (increase) in restricted cash designated for purchase of the Hoegh Grace entities	0	0	91,768
Expenditure for vessel and other equipment	(269)	(747)	(21)
Receipts from repayment of principal on direct financing lease	0	3,814	3,485
Net cash provided by (used in) investing activities	(269)	3,067	(38,450)
FINANCING ACTIVITIES
Proceeds from long term debt	368,300	0	0
Proceeds from revolving credit facility due to owners and affiliates	3,500	5,400	25,730
Repayment of long-term debt	(342,416)	(45,458)	(45,458)
Payment of debt issuance costs	(5,797)	0	0
Repayment of revolving credit facility due to owners and affiliates	(34,000)	(17,500)	(58,705)
Repayment of customer loan for funding of value added liability on import	(438)	(4,993)	(5,878)
Net proceeds from issuance of common units	1,029	4,563	0
Net proceeds from issuance of Series A preferred units	13,065	38,659	110,924
Cash distributions to limited partners and preferred unitholders	(73,804)	(72,497)	(57,037)
Cash distributions to non-controlling interest	0	0	(9,457)
Proceeds from indemnifications received from Hoegh LNG	0	1,701	2,075
Repayment of indemnifications received from Hoegh LNG	(64)	(2,353)	(1,534)
Net cash provided by (used in) financing activities	(70,625)	(92,478)	(39,340)
Increase (decrease) in cash, cash equivalents and restricted cash	14,358	2,270	2,157
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7	(97)	0
Cash, cash equivalents and restricted cash, beginning of period	45,454	43,281	41,124
Cash, cash equivalents and restricted cash, end of period	$ 59,819	$ 45,454	$ 43,281